Commitments and Contingencies (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 26, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Officers compensation		$ 40,000	$ 40,000	$ 80,000	$ 130,000
Board of Directors Service Agreement [Member] | Jimmy Wayne Anderson [Member]
Officers compensation	$ 10,000
Addition to cash compensation	$ 10,000
Agreement description		On January 26, 2018, the Company executed a new Board of Directors Service Agreement with Jimmy Wayne Anderson. Under the terms of the Agreement, commencing the first calendar quarter of 2018 the Company is to pay Mr. Anderson $10,000 per quarter for which Mr. Anderson serves on the Board of Directors. In addition to cash compensation, the Company is to issue Mr. Anderson the equivalent of $10,000 of the Company's common stock on the last calendar day of each quarter. The calculation for the number of shares to be issued to Mr. Anderson shall be as follows: $10,000/(Closing stock price on the last trading day of each quarter x .80).